Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Detail) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of contingent liabilities and commitments [line items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 42,906	£ 41,721
Contingent Liability for Guarantees [Member]
Disclosure of contingent liabilities and commitments [line items]
Guarantees given to third parties	1,055	1,610
Loan commitments [member]
Disclosure of contingent liabilities and commitments [line items]
Formal standby facilities, credit lines and other commitments	£ 41,851	£ 40,111